Schedule of Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		¥ 144,511	¥ 117,472	¥ 243,392
Short-term investments		226	35,423
Prepayments and other current assets		60,059	45,436
Total current assets		1,355,548	1,180,810
Non-current assets:
Other non-current assets		2,477	4,530
Total non-current assets		119,306	107,110
TOTAL ASSETS		1,474,854	1,287,920
Current liabilities:
Accrued expenses and other current liabilities		19,206	25,248
Total current liabilities		1,105,174	878,269
Non-current liabilities:
Warrant		1,512	3,032
Total non-current liabilities		14,508	53,900
TOTAL LIABILITIES		1,119,682	932,169
Shareholders’ equity:
Ordinary shares	[1]	6	6
Additional paid-in capital	[1]	2,550,197	2,525,741
Accumulated deficit		(2,192,846)	(2,175,057)
Accumulated other comprehensive income/(loss)		(1,160)	6,086
TOTAL SHAREHOLDERS’ EQUITY:		355,172	355,751	¥ 378,182	¥ (1,260,543)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,474,854	1,287,920
Parent Company [Member]
Current assets:
Cash and cash equivalents		55,394	58,898
Short-term investments			32,423
Amount due from the subsidiaries of the Group		860	879
Prepayments and other current assets		2,912	4,642
Total current assets		59,166	96,842
Non-current assets:
Other non-current assets		2,477	4,305
Amounts due from the subsidiaries of the Group		659,720	650,302
Total non-current assets		662,197	654,607
TOTAL ASSETS		721,363	751,449
Current liabilities:
Accrued expenses and other current liabilities		4,211	6,468
Deficit in subsidiaries, VIE and subsidiaries of VIE		357,519	383,182
Amounts due to the subsidiaries of the Group		2,949	3,016
Total current liabilities		364,679	392,666
Non-current liabilities:
Warrant		1,512	3,032
Total non-current liabilities		1,512	3,032
TOTAL LIABILITIES		366,191	395,698
Shareholders’ equity:
Ordinary shares	[2]	6	6
Treasury stock	[2]	(1,025)	(1,025)
Additional paid-in capital	[2]	2,550,197	2,525,741
Accumulated deficit		(2,192,846)	(2,175,057)
Accumulated other comprehensive income/(loss)		(1,160)	6,086
TOTAL SHAREHOLDERS’ EQUITY:		355,172	355,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 721,363	¥ 751,449

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).